SCHEDULE OF MATURITIES OF LONG-TERM DEBT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 8,674
2027	8,333
TOTAL	$ 17,007	$ 19,082